Share-based compensation (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based compensation
Share-based compensation expenses	¥ 9,134	¥ 4,156	¥ 3,695
Cost of revenues
Share-based compensation
Share-based compensation expenses	102	98	82
Fulfillment
Share-based compensation
Share-based compensation expenses	882	646	440
Marketing
Share-based compensation
Share-based compensation expenses	586	347	259
Research and development
Share-based compensation
Share-based compensation expenses	1,781	1,400	1,340
General and administrative
Share-based compensation
Share-based compensation expenses	¥ 5,783	¥ 1,665	¥ 1,574